ISSUANCE OF ORDINARY SHARES	9 Months Ended
Sep. 30, 2017
ISSUANCE OF ORDINARY SHARES [Abstract]
ISSUANCE OF ORDINARY SHARES
28. ISSUANCE OF ORDINARY SHARES

The Company’s authorized share capital is US$10,000 comprising 500,000,000 ordinary shares with a par value of US$0.00002 each. On January 22, 2014, the Company closed a follow-on public offering of 15,000,000 ordinary shares (3,750,000 ADSs) and received aggregated net proceeds of approximately $126.3million, after deducting discounts and commissions but before offering expenses.

As of December 31, 2016 and September 30, 2017, the Company’s issued shares were 128,456,466 and 131,909,274, respectively and outstanding shares were 126,733,266 and 130,186,074, respectively.